KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2020
KEY MANAGEMENT COMPENSATION
KEY MANAGEMENT COMPENSATION

24.         KEY MANAGEMENT COMPENSATION

The remuneration of directors and those persons having authority and responsibility for planning, directing and controlling activities of the Corporation for the years ended December 31, 2020 and 2019 was as follows:

	2020	2019

Salaries and other short-term benefits	$1,942	$2,614
Share-based compensation	1,979	2,990
Total key management compensation	$3,921	$5,604